Aberdeen Global Small Cap Fund

(the “Fund”)

Incorporated herein by reference is the supplement to the Fund’s prospectus pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 27, 2012 (SEC Accession No. 0001104659-12-065723).